Tax - Schedule of Deferred Tax Assets and Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Allowance for inventories and others	$ 253	$ 229
Net operating loss carried forward	2,671	2,142
Total deferred tax assets	2,924	2,371
Valuation allowance	(946)	(885)
Deferred tax assets, net of valuation allowance	1,978	1,486
Deferred tax liability:
Accelerated tax depreciation and others	(450)	(450)
Total deferred tax liability	(450)	(450)
Deferred tax assets, net	$ 1,528	$ 1,036